Financial Instruments and Risk Management (Tables)	12 Months Ended
Oct. 31, 2024
Financial Instruments and Risk Management [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value	Assets and liabilities measured at fair value on a recurring basis were presented on the Company’s statement of financial position as of October 31, 2024, as follows:
	Fair Value Measurements Using
	Quoted prices in active markets for identical instruments (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Balance October 31, 2024
Short-term investment- shares	$110,400	$–	$–	$110,400
Short-term investment- Polyrizon Warrants	–	–	178,988	178,988
Derivative warrant liabilities	–	–	3,519,702	3,519,702
Assets and liabilities measured at fair value on a recurring basis were presented on the Company’s statement of financial position as of October 31, 2023, as follows:
	Fair Value Measurements Using
	Quoted prices in active markets for identical instruments (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Balance October 31, 2023
Short-term investment	$86,112	$–	$–	$86,112
Derivative warrant liabilities	–	–	4,310,379	4,310,379

Schedule of Foreign Currency Exchange Risk on Net Working Capital	The following table indicates the impact of foreign currency exchange risk on net working capital as of October 31, 2024. The table below also provides a sensitivity analysis of a 10% strengthening of the foreign currency against functional currencies identified which would have increased (decreased) the Company’s net loss by the amounts shown in the table below. A 10% weakening of the foreign currency against the functional currencies would have had the equal but opposite effect as of October 31, 2024.
Cash and cash equivalents	$137,666
Amounts receivable	49,038
Accounts payable and accrued liabilities	(192,971)
Due to related parties	(38,962)

Total foreign currency financial assets and liabilities	$(45,229)

Impact of a 10% strengthening or weakening of foreign exchange rate	$(4,523)

Schedule of Contractual Maturities of Financial Liabilities	The following amounts are the contractual maturities of financial liabilities as of October 31, 2024 and 2023:
October 31, 2024	Total	Within 1 year	Within 2-5 years

Accounts payable and accrued liabilities	$526,056	$526,056	$–
Due to related parties	48,962	48,962	–
Lease liability	53,142	36,726	16,416
	$628,160	$611,744	$16,416
October 31, 2023	Total	Within 1 year	Within 2-5 years

Accounts payable and accrued liabilities	$617,004	$617,004	$–
Due to related parties	42,433	42,433	–
	$659,437	$659,437	$–